INCOME TAXES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended			12 Months Ended
	Jul. 10, 2024	Dec. 22, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Apr. 05, 2024	Aug. 31, 2023
Pre-tax income and losses			$ 2,088,425	$ 1,231,491	$ 3,060,087	$ 2,026,766	$ 1,932,194	$ 2,975,857
Corporate federal tax rate		35.00%					21.00%	21.00%
Notes payable										$ 143,400
Common Stock [Member]
Shares exchange			2,700,299	2,385,424			20,160,926
Subsequent Event [Member] | Nest Egg Investment LLC [Member] | Common Stock [Member]
Shares exchange	110,000,000
Subsequent Event [Member] | Resolve Debt LLC [Member] | Common Stock [Member]
Shares exchange	65,000,000
Subsequent Event [Member] | Trav LLC [Member] | Common Stock [Member]
Shares exchange	45,000,000
Subsequent Event [Member] | Nest Egg Investment LLC [Member]
Acquired membership interest	100.00%
Subsequent Event [Member] | Resolve Debt LLC [Member]
Acquired membership interest	100.00%
Subsequent Event [Member] | Trav LLC [Member]
Acquired membership interest	100.00%
Eyeon Investments Pty ATFE yeon Investments Family Trust [Member] | Subsequent Event [Member] | 60K Notes Payable [Member]
Notes payable									$ 60,000
Interest rate									15.00%